Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of revenue generated from voyage and time charter agreements

For the years ended December 31,	2025	2024	2023
Voyage Charter	383,954,204	374,587,812	373,693,986
Time Charter (see Note 20)	7,594,615	18,642,019	39,402,620
Total	391,548,819	393,229,831	413,096,606

Schedule of earned revenue under voyage charters

For the years ended December 31,	2025	2024	2023
Freight	346,743,651	336,057,387	338,979,059
Demurrages	37,210,553	38,530,425	34,714,927
Total	383,954,204	374,587,812	373,693,986

Schedule of disclosure of revenue from charterers exceeding 10% of total receivables.

Customer	2025	2024
Charterer A	22%	20%
Charterer B	17%	19%
Charterer C	10%	12%
Charterer D	10%	10%
Charterer E	10%	—

Schedule of disclosure of revenue from customers exceeding 10% of total revenue.

Customer	2025	2024	2023
A	12%	14%	—%
B	10%	13%	—%
Total	22%	27%	—%

Schedule of disaggregation of revenue based on continent

Continent	2025	2024	2023
Europe	246,832,835	172,520,562	167,047,840
Asia	110,909,708	162,109,986	156,744,760
South America	9,605,921	19,159,005	40,515,310
North America	24,200,355	37,989,863	48,788,696
Africa	—	1,450,415	—
Total	391,548,819	393,229,831	413,096,606